Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 450,593	$ 190,171	$ 1,586,541	$ 1,291,228
Loss from operations	(450,593)	(190,171)	(1,586,541)	(1,291,228)
Other income:
Recovery of previously incurred costs				341,684
Interest earned on investments held in Trust Account	134,398	199,286	737,057	1,195,135
Interest earned on cash held in bank	2		116	69
Total other income	134,400	199,286	737,173	1,536,888
(Loss) Income before provision for income taxes	(316,193)	9,115	(849,368)	245,660
Provision for income taxes	(26,942)	(41,579)	(196,591)	(185,423)
Net (loss) income	$ (343,135)	$ (32,464)	$ (1,045,959)	$ 60,237
Redeemable Class A common stock
Other income:
Basic weighted average of common stock outstanding (in Shares)	1,097,718	2,441,063	1,457,184	12,204,321
Basic net loss (income) per share (in Dollars per share)	$ (0.06)	$ (0.01)	$ (0.18)	$ 0
Non-redeemable Class A and Class B common stock
Other income:
Basic weighted average of common stock outstanding (in Shares)	4,271,712	3,457,807	4,271,712	3,457,807
Basic net loss (income) per share (in Dollars per share)	$ (0.06)	$ (0.01)	$ (0.18)	$ 0